Property, Plant and Equipment ('PP&E') (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment ('PP&E")
Property, Plant and Equipment ('PP&E')

	Leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2017
Cost	1,847	1,957	1,283	5,087
Accumulated depreciation	(508)	(660)	(481)	(1,649)
Carrying amount	1,339	1,297	802	3,438

Additions	9	47	26	82
Depreciation	(294)	(409)	(312)	(1,015)
Transfer	—	—	—	—
Disposals	—	—	—	—
Movement for the period	(285)	(362)	(286)	(933)

Balance at December 31, 2017
Cost	1,856	2,004	1,309	5,169
Accumulated depreciation	(802)	(1,069)	(793)	(2,664)
Carrying amount	1,054	935	516	2,505

Additions	18	281	13	312
Depreciation	(296)	(419)	(238)	(953)
Disposals	—	—	—	—
Movement for the period	(278)	(138)	(225)	(641)

Balance at December 31, 2018
Cost	1,874	2,285	1,322	5,481
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	776	797	291	1,864